Financial Instruments and Risk Management - Schedule Of Credit Risk Relates to Trade Receivables (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) MBbls	Dec. 31, 2020 USD ($)
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 12,217	$ 9,996
Revenue from sale of crude oil	275,563	181,765
Neither impaired nor past due [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	4,022	6,542
Not impaired and past due [member] | Within 30 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	6,067	2,255
Not impaired and past due [member] | Past due 31-60 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	851	34
Not impaired and past due [member] | Past due 61-90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	608	510
Not impaired and past due [member] | Past due over 90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 669	655
Egyptian General Petroleum Corporation [Member]
Disclosure of credit risk exposure [line items]
Volume bbl sold | MBbls	1,120.0
Accounts receivable	$ 6,100	6,000
Revenue from sale of crude oil	63,500
Egyptian General Petroleum Corporation [Member] | Neither impaired nor past due [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 12,200	$ 10,000